                              CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Fund
(1933 Act File No. 2-17613; 1940 Act File No. 811-1028) ("Registrant")
hereby certifies (a) that the forms of Prospectus and Statements of
Additional Information used with respect to the Registrant on behalf of the
Ivy Dividend Income Fund do not differ from the Prospectus and Statement of
Additional Information contained in Post-Effective Amendment No. 125
("Amendment No. 125") to its Registration Statement on Form N-1A; (b) that the form of Prospectus used with respect to the Registrant on behalf of the
Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global
Natural Resources Fund, Ivy International Fund, Ivy International Growth
Fund, and Ivy Pacific Opportunities Fund does not differ from the
Prospectus contained in Amendment No. 125; (c) that the form of Statement of Additional Information used with respect to the Registrant on behalf of the Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy
Global Natural Resources Fund, Ivy International Fund, Ivy International
Growth Fund, and Ivy Pacific Opportunities Fund does not differ from the
Statement of Additional Information contained in Post-Effective Amendment
No. 122 ("Amendment No. 122"); and (d) that Amendments No. 122 and No. 125 were filed electronically.

                                  IVY FUND

Dated:  July 2, 2003              By:  /s/Kristen A. Richards
                                  -----------------------------
                                  Kristen A. Richards
                                  Vice President and Secretary